UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wexford Capital LLC
           --------------------------------------------------
Address:   411 W. Putnam Avenue
           --------------------------------------------------
           Suite 125
           --------------------------------------------------
           Greenwich, CT  06830
           --------------------------------------------------

Form 13F File Number:  28-
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jay L. Maymudes
           --------------------------------------------------
Title:     Principal & Chief Financial Officer
           --------------------------------------------------
Phone:     203-862-7000
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/   Jay L. Maymudes           Greenwich, CT                  2/12/03
       ------------------------   ------------------------------  ----------
           [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number           Name

    28-
       ----------------------      ----------------------------------
       [Repeat as necessary.]

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     None
                                               -------------

Form 13F Information Table Entry Total:                  92
                                               -------------

Form 13F Information Table Value Total:            $113,866
                                               -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

     None          28-
     ----             -----------------        -----------------------------

     [Repeat as necessary.]


                                                      Form 13F INFORMATION TABLE
              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
-------------------------------------------------------------------------------------------------------------------
ARCH COAL INC                      Common Stock    39380100    1,067   49,400  SH      Sole                49,400
-------------------------------------------------------------------------------------------------------------------
ACTIVE POWER INCCMN                Common Stock    00504W100     116   65,000  SH      Sole                65,000
-------------------------------------------------------------------------------------------------------------------
ADAPTEC INCCMN                     Common Stock    00651F108      82   14,588  SH      Sole                14,588
-------------------------------------------------------------------------------------------------------------------
ALLSTATE CORPORATIONCOMMON STOCK   Common Stock    20002101      259    7,000  SH      Sole                 7,000
-------------------------------------------------------------------------------------------------------------------
AMR CORP (DEL)CMN                  Common Stock    1765106     1,797  272,200  SH      Sole               272,200
-------------------------------------------------------------------------------------------------------------------
ANADIGICS INC.COMMON STOCK         Common Stock    32515108       53   20,500  SH      Sole                20,500
-------------------------------------------------------------------------------------------------------------------
APACHE CORP.                       Common Stock    37411105      460    8,074  SH      Sole                 8,074
-------------------------------------------------------------------------------------------------------------------
AMERICAN POWER CONVERSION CORPCMN  Common Stock    29066107      152   10,000  SH      Sole                10,000
-------------------------------------------------------------------------------------------------------------------
ADVANCED POWER TECHNOLOGY INCCMN   Common Stock    00761E108     312   96,000  SH      Sole                96,000
-------------------------------------------------------------------------------------------------------------------
ALLIANT TECHSYSTEMS INCCMN         Common Stock    18804104      324    5,200  SH      Sole                 5,200
-------------------------------------------------------------------------------------------------------------------
AXT INCCMN                         Common Stock    00246W103     126   70,200  SH      Sole                70,200
-------------------------------------------------------------------------------------------------------------------
ALLEGHENY ENERGY, INC.CMN          Common Stock    17361106      631   83,400  SH      Sole                83,400
-------------------------------------------------------------------------------------------------------------------
BEACON POWER CORPCMN               Common Stock    73677106        5   22,500  SH      Sole                22,500
-------------------------------------------------------------------------------------------------------------------
BALL CORPORATIONCMN                Common Stock    58498106      235    4,600  SH      Sole                 4,600
-------------------------------------------------------------------------------------------------------------------
BURLINGTON RESOURCES INCCMN        Common Stock    122014103   1,228   28,800  SH      Sole                28,800
-------------------------------------------------------------------------------------------------------------------
PEABODY ENERGY CORPCMN             Common Stock    704549104     950   32,500  SH      Sole                32,500
-------------------------------------------------------------------------------------------------------------------
CONTINENTAL AIRLINES INCCLASS B    Common Stock    210795308   1,866  257,400  SH      Sole               257,400
-------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP             Common Stock    165167107     406   52,400  SH      Sole                52,400
-------------------------------------------------------------------------------------------------------------------
CMS ENERGY CORPORATION             Common Stock    125896100     914   96,800  SH      Sole                96,800
-------------------------------------------------------------------------------------------------------------------
CENTERPOINT ENERGY INCCMN          Common Stock    15189T107     431   50,700  SH      Sole                50,700
-------------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC.                 Common Stock    20854P109   2,445  141,500  SH      Sole               141,500
-------------------------------------------------------------------------------------------------------------------
COHERENT INC.                      Common Stock    192479103     200   10,000  SH      Sole                10,000
-------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS, INC.CMN             Common Stock    17275R102     155   11,796  SH      Sole                11,796
-------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES INC DELCMN         Common Stock    247361108   2,046  169,100  SH      Sole               169,100
-------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORPORATION (NEW)     Common Stock    25179M103     252    5,500  SH      Sole                 5,500
-------------------------------------------------------------------------------------------------------------------
EDISON INTERNATIONALCMN            Common Stock    281020107   7,091  598,400  SH      Sole               598,400
-------------------------------------------------------------------------------------------------------------------
EIX TRUST II                       Preferred Stock 26853P206   1,026   44,300  SH      Sole                44,300
-------------------------------------------------------------------------------------------------------------------
EMCORE CORPORATION                 Common Stock    290846104      55   25,000  SH      Sole                25,000
-------------------------------------------------------------------------------------------------------------------
ENDWAVE CORPCMN                    Common Stock    29264A206      30   31,300  SH      Sole                31,300
-------------------------------------------------------------------------------------------------------------------
EOG RESOURCES INCCMN               Common Stock    26875P101     200    5,000  SH      Sole                 5,000
-------------------------------------------------------------------------------------------------------------------
EL PASO CORPCMN                    Common Stock    28336L109     511   73,400  SH      Sole                73,400
-------------------------------------------------------------------------------------------------------------------
ENSCO INTERNATIONAL INC            Common Stock    26874Q100     259    8,800  SH      Sole                 8,800
-------------------------------------------------------------------------------------------------------------------
ISHARES MSCI SOUTH KOREAINDEX      Equity Stock
 FUND                              Indices         464286772     385   21,000  SH      Sole                21,000
-------------------------------------------------------------------------------------------------------------------
FAIRCHILD SEMICON INTL CL-ACMN
 CLASS A                           Common Stock    303726103   2,892  270,000  SH      Sole               270,000
-------------------------------------------------------------------------------------------------------------------
FOUNDRY NETWORKS INCCMN            Common Stock    35063R100     125  17,789   SH      Sole                17,789
-------------------------------------------------------------------------------------------------------------------
FLAG TELECOM HOLDINGS LIMITEDCMN   Common Stock    G3529X106     102  14,602   SH      Sole                14,602
-------------------------------------------------------------------------------------------------------------------
GENERAL DYNAMICS CORP.CMN          Common Stock    369550108     278   3,500   SH      Sole                 3,500
-------------------------------------------------------------------------------------------------------------------
GENERAL MARITIME CORPCMN           Common Stock    Y2692M103  41,564  5,579,049  SH    Sole             5,579,049
-------------------------------------------------------------------------------------------------------------------
GREENPOINT FINL CORP               Common Stock    395384100     343   7,600   SH      Sole                 7,600
-------------------------------------------------------------------------------------------------------------------
GREY WOLF INC                      Common Stock    397888108     153  38,300   SH      Sole                38,300
-------------------------------------------------------------------------------------------------------------------
INTL RECTIFIER CORP.               Common Stock    460254105   4,357 236,000   SH      Sole               236,000
-------------------------------------------------------------------------------------------------------------------
I2 TECHNOLOGIES, INC.CMN           Common Stock    465754109      19  16,400   SH      Sole                16,400
-------------------------------------------------------------------------------------------------------------------
KB HOMECMN                         Common Stock    48666K109     300   7,000   SH      Sole                 7,000
-------------------------------------------------------------------------------------------------------------------
KOREA FUND INCMUTUAL FUND          Mutual Funds    500634100     191  13,800   SH      Sole                13,800
-------------------------------------------------------------------------------------------------------------------
LENNAR CORPCMN                     Common Stock    526057104     320   6,200   SH      Sole                 6,200
-------------------------------------------------------------------------------------------------------------------
L-3 COMMUNICATIONS HLDGS INCCMN    Common Stock    502424104     314   7,000   SH      Sole                 7,000
-------------------------------------------------------------------------------------------------------------------
LOCKHEED MARTIN CORPCMN            Common Stock    539830109     341   5,900   SH      Sole                 5,900
-------------------------------------------------------------------------------------------------------------------
LOWES COMPANIES INC                Common Stock    548661107     681  18,158   SH      Sole                18,158
-------------------------------------------------------------------------------------------------------------------
MAGNETEK INC                       Common Stock    559424106     111  25,000   SH      Sole                25,000
-------------------------------------------------------------------------------------------------------------------
MAXICARE HEALTH PLANS INCCMN       Common Stock    577904501       1 105,000   SH      Sole               105,000
-------------------------------------------------------------------------------------------------------------------
MATSUSHITA ELEC INDL ADRADR CMN    Common Stock    576879209     120  12,533   SH      Sole                12,533
-------------------------------------------------------------------------------------------------------------------
MASSEY ENERGY CORPCMN              Common Stock    576206106     962  99,000   SH      Sole                99,000
-------------------------------------------------------------------------------------------------------------------
MANHATTAN SCIENTIFICS INCCMN       Common Stock    563122100       3  43,000   SH      Sole                43,000
-------------------------------------------------------------------------------------------------------------------
PHILIP MORRIS COMPANIES INCCMN     Common Stock    718154107     259   6,400   SH      Sole                 6,400
-------------------------------------------------------------------------------------------------------------------
MICROSOFT CORPORATIONCMN           Common Stock    594918104     207   4,000   SH      Sole                 4,000
-------------------------------------------------------------------------------------------------------------------
MURPHY OIL CORP                    Common Stock    626717102     450  10,500   SH      Sole                10,500
-------------------------------------------------------------------------------------------------------------------
NOBLE ENERGY INCCMN                Common Stock    655044105     248   6,600   SH      Sole                 6,600
-------------------------------------------------------------------------------------------------------------------
NABORS INDUSTRIES LTDCMN           Common Stock    G6359F103     257   7,300   SH      Sole                 7,300
-------------------------------------------------------------------------------------------------------------------
NORTHROP GRUMMAN CORPCMN           Common Stock    666807102     213   2,200   SH      Sole                 2,200
-------------------------------------------------------------------------------------------------------------------
NORTHWEST AIRLINES CL-ACMN CLASS A Common Stock    667280101   1,179 160,600   SH      Sole               160,600
-------------------------------------------------------------------------------------------------------------------
OCEAN ENERGY CORPCMN               Common Stock    67481E106     288  14,400   SH      Sole                14,400
-------------------------------------------------------------------------------------------------------------------
OIL SERVICE HOLDRS TRUSTCMN        Equity Stock
                                   Indices         678002106   4,630  80,800   SH      Sole                80,800
-------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO SA
 PETROBRSPONSORED ADR CMN          Common Stock    71654V408     269  18,000   SH      Sole                18,000
-------------------------------------------------------------------------------------------------------------------
P G & E CORPORATIONCMN             Common Stock    69331C108   4,825 347,100   SH      Sole               347,100
-------------------------------------------------------------------------------------------------------------------
PRIDE INTERNATIONAL INCCMN         Common Stock    74153Q102     150  10,100   SH      Sole                10,100
-------------------------------------------------------------------------------------------------------------------
PUBLIC-SVC ENTERPRISE
 GROUPHOLDING CO                   Common Stock    744573106     803  25,000   SH      Sole                25,000
-------------------------------------------------------------------------------------------------------------------
PHARMACIA CORPORATIONCMN           Common Stock    71713U102     259   6,200   SH      Sole                 6,200
-------------------------------------------------------------------------------------------------------------------
POGO PRODUCING CO                  Common Stock    730448107     310   8,317   SH      Sole                 8,317
-------------------------------------------------------------------------------------------------------------------
PROTON ENERGY SYS INCCMN           Common Stock    74371K101      46  15,300   SH      Sole                15,300
-------------------------------------------------------------------------------------------------------------------
PATTERSON-UTI ENERGY INCORD CMN    Common Stock    703481101     250   8,300   SH      Sole                 8,300
-------------------------------------------------------------------------------------------------------------------
PENN VA RESOURCES PARTNERS LPCMN   Common Stock    707884102     289  14,000   SH      Sole                14,000
-------------------------------------------------------------------------------------------------------------------
POWERWAVE TECHNOLOGIES INC         Common Stock    739363109     146  27,000   SH      Sole                27,000
-------------------------------------------------------------------------------------------------------------------
PIONEER NATURAL RESOURCES COCMN    Common Stock    723787107     258  10,200   SH      Sole                10,200
-------------------------------------------------------------------------------------------------------------------
REMEC INC                          Common Stock    759543101     116  30,000   SH      Sole                30,000
-------------------------------------------------------------------------------------------------------------------
SEABULK INTL INCCMN                Common Stock    81169P101  13,448  2,431,801  SH    Sole             2,431,801
-------------------------------------------------------------------------------------------------------------------
SIRENZA MICRODEVICES INCCMN        Common Stock    82966T106      64  35,800   SH      Sole                35,800
-------------------------------------------------------------------------------------------------------------------
IXYS CORPCMN                       Common Stock    46600W106     708 100,284   SH      Sole               100,284
-------------------------------------------------------------------------------------------------------------------
TECO ENERGY INC.                   Common Stock    872375100     996  64,400   SH      Sole                64,400
-------------------------------------------------------------------------------------------------------------------
TRIQUINT SEMICONDUCTOR INCCMN      Common Stock    89674K103     101  23,800   SH      Sole                23,800
-------------------------------------------------------------------------------------------------------------------
TXU CORPCMN                        Common Stock    873168108   1,074  57,500   SH      Sole                57,500
-------------------------------------------------------------------------------------------------------------------
UNITED DEFENSE INDS INCCMN         Common Stock    91018B104     217   9,300   SH      Sole                 9,300
-------------------------------------------------------------------------------------------------------------------
VEECO INSTRUMENTS INC              Common Stock    922417100     116  10,000   SH      Sole                10,000
-------------------------------------------------------------------------------------------------------------------
VIRYANET LTDCMN                    Common Stock    M97540112      75  94,719   SH      Sole                94,719
-------------------------------------------------------------------------------------------------------------------
VITESSE SEMICONDUCTOR CORPCMN      Common Stock    928497106     219 100,000   SH      Sole               100,000
-------------------------------------------------------------------------------------------------------------------
WESTERN DIGITAL CORPCMN            Common Stock    958102105      97  15,200   SH      Sole                15,200
-------------------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL, INC.CMN         Common Stock    939322103     418  12,100   SH      Sole                12,100
-------------------------------------------------------------------------------------------------------------------
WILLIAMS COMPANIES INC. (THE)CMN   Common Stock    969457100     270 100,000   SH      Sole               100,000
-------------------------------------------------------------------------------------------------------------------
WAL MART STORES INCCMN             Common Stock    931142103     359   7,100   SH      Sole                 7,100
-------------------------------------------------------------------------------------------------------------------
UNITED STATES STEEL CORPCMN        Common Stock    912909108     131  10,000   SH      Sole                10,000
-------------------------------------------------------------------------------------------------------------------
AMEX MATERIALS SELECT'SPDR' FUND   Equity Stock
                                   Indices         81369Y100     357  18,000   SH      Sole                18,000
-------------------------------------------------------------------------------------------------------------------
XEROX CORPORATIONCMN               Common Stock    984121103     169  21,000   SH      Sole                21,000
-------------------------------------------------------------------------------------------------------------------
XTO ENERGY CORPCMN                 Common Stock    98385X106     353  14,300   SH      Sole                14,300
-------------------------------------------------------------------------------------------------------------------

                                   92 Records                113,866
